Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Estimated Minimum Rents) (Details) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2011
Accounting Policies [Abstract]
Operating Leases, Future Minimum Payments Due, Current	$ 365,816
Operating Leases, Future Minimum Payments, Due in Two Years	362,528
Operating Leases, Future Minimum Payments, Due in Three Years	353,587
Operating Leases, Future Minimum Payments, Due in Four Years	338,306
Operating Leases, Future Minimum Payments, Due in Five Years	294,634
Operating Leases, Future Minimum Payments, Due Thereafter	1,771,814
Operating Leases, Future Minimum Payments Due	$ 3,486,685